Taxes (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 1,550,389	$ 978,216
Provision for doubtful debts	1,286,281	1,092,140
Deferred tax assets, gross	2,836,670	2,070,356
Less: Valuation allowance	(2,836,670)	(1,218,319)
Deferred tax assets, net		$ 852,037